Property and Equipment - Impairment Losses Of Property And Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of Property and Equipment [Line Items]
Impairment losses	$ 0	$ 54	$ 20
Owned and leased hotels [member]
Impairment of Property and Equipment [Line Items]
Impairment losses	0	42	17
Timeshare properties [member]
Impairment of Property and Equipment [Line Items]
Impairment losses	0	0	3
Corporate Office Facilities [Member]
Impairment of Property and Equipment [Line Items]
Impairment losses	0	11	0
Property and equipment [member]
Impairment of Property and Equipment [Line Items]
Impairment losses	$ 0	$ 53	$ 20